Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue	€ 760.1	€ 783.7
Cost of sales	(548.5)	(572.8)
Gross profit	211.6	210.9
Other operating expenses	(120.7)	(115.4)
Exceptional items	(17.1)	(23.5)
Operating profit	73.8	72.0
Finance income	1.5	5.9
Finance costs	(35.6)	(36.0)
Net financing costs	(34.1)	(30.1)
Profit before tax	39.7	41.9
Taxation	(7.0)	(7.4)
Profit for the period	€ 32.7	€ 34.5
Basic earnings per share	€ 0.21	€ 0.21
Equity owners of the parent	€ 32.7	€ 34.5
Earnings per share
Diluted earnings per share	€ 0.21	€ 0.21